TAXATION - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carry forwards	¥ 3,045,224	¥ 2,783,606
Bad debt provision	2,663
Inventories valuation allowance	96	37
Accrued expenses	1,664	41,039
Advertising expenses	173,525	6,235
Less: Valuation allowance	(3,223,172)	(2,830,917)	¥ (2,195,870)	¥ (1,841,225)
Deferred tax liabilities
Identifiable intangible assets from business combination	21,988	27,000
Total deferred tax liabilities	¥ 21,988	¥ 27,000